Stock-Based Compensation - Stock Options Activity (Details) (USD $)	1 Months Ended		12 Months Ended
	Jan. 31, 2004 Chief Executive Officer	Oct. 31, 2012 Chief Executive Officer Stock options	Dec. 31, 2013 Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Deferred Compensation Arrangement With Individual, Options, Grants In Period, Gross		1,440,062
Stock Options Outstanding Roll Forward
Under option, beginning			1,827,000
Options granted			0
Options exercised			0
Options forfeited or expired	(325,000)		(387,000)
Under option, ending			1,440,000
Weighted Average Exercise Price Roll Forward
Under option, beginning (in usd per share)			$ 10.68
Options granted (in usd per share)			$ 0.00
Options exercised (in usd per share)			$ 0.00
Options forfeited or expired (in usd per share)			$ 21.85
Under option, ending (in usd per share)			$ 7.68
Options exercisable (in shares)			720,000
Options exercisable (in usd per share)			$ 7.68